Exhibit 99.1

World Omni Auto Receivables Trust 2022-C

Monthly Servicer Certificate

March 31, 2024

Dates Covered
Collections Period	03/01/24 - 03/31/24
Interest Accrual Period	03/15/24 - 04/14/24
30/360 Days	30
Actual/360 Days	31
Distribution Date	04/15/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/29/24	511,782,076.57	26,723
Yield Supplement Overcollateralization Amount 02/29/24	39,518,671.79	0
Receivables Balance 02/29/24	551,300,748.36	26,723
Principal Payments	21,042,969.14	875
Defaulted Receivables	749,104.66	35
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/24	37,271,349.38	0
Pool Balance at 03/31/24	492,237,325.18	25,813

Pool Statistics	$ Amount	# of Accounts
Pool Factor	47.13%
Prepayment ABS Speed	1.31%
Aggregate Starting Principal Balance	1,123,484,105.00	42,981

Delinquent Receivables:
Past Due 31-60 days	8,963,320.67	347
Past Due 61-90 days	2,464,104.74	85
Past Due 91-120 days	371,371.37	15
Past Due 121+ days	0.00	0
Total	11,798,796.78	447

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.23%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.54%
Delinquency Trigger Occurred	NO

Recoveries	681,294.45
Aggregate Net Losses/(Gains) - March 2024	67,810.21
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.15%
Prior Net Losses/(Gains) Ratio	1.06%
Second Prior Net Losses/(Gains) Ratio	0.48%
Third Prior Net Losses/(Gains) Ratio	0.70%
Four Month Average	0.60%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.47%

Overcollateralization Target Amount	5,081,353.05
Actual Overcollateralization	5,081,353.05
Weighted Average Contract Rate	4.53%
Weighted Average Contract Rate, Yield Adjusted	8.79%
Weighted Average Remaining Term	45.15

Flow of Funds	$ Amount
Collections	23,662,130.91
Investment Earnings on Cash Accounts	25,946.09
Servicing Fee	(459,417.29)
Transfer to Collection Account	-
Available Funds	23,228,659.71

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,414,762.75
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	103,442.92
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	55,350.58
(7) Noteholders' Third Priority Principal Distributable Amount	14,463,398.34
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,081,353.05
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,110,352.07

Total Distributions of Available Funds	23,228,659.71

Servicing Fee	459,417.29
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	966,300,000.00
Original Class B	30,350,000.00
Original Class C	15,130,000.00

Total Class A, B, & C
Note Balance @ 03/15/24	506,700,723.52
Principal Paid	19,544,751.39
Note Balance @ 04/15/24	487,155,972.13

Class A-1
Note Balance @ 03/15/24	0.00
Principal Paid	0.00
Note Balance @ 04/15/24	0.00
Note Factor @ 04/15/24	0.0000000%

Class A-2
Note Balance @ 03/15/24	109,620,723.52
Principal Paid	19,544,751.39
Note Balance @ 04/15/24	90,075,972.13
Note Factor @ 04/15/24	22.2574678%

Class A-3
Note Balance @ 03/15/24	252,900,000.00
Principal Paid	0.00
Note Balance @ 04/15/24	252,900,000.00
Note Factor @ 04/15/24	100.0000000%

Class A-4
Note Balance @ 03/15/24	98,700,000.00
Principal Paid	0.00
Note Balance @ 04/15/24	98,700,000.00
Note Factor @ 04/15/24	100.0000000%

Class B
Note Balance @ 03/15/24	30,350,000.00
Principal Paid	0.00
Note Balance @ 04/15/24	30,350,000.00
Note Factor @ 04/15/24	100.0000000%

Class C
Note Balance @ 03/15/24	15,130,000.00
Principal Paid	0.00
Note Balance @ 04/15/24	15,130,000.00
Note Factor @ 04/15/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,573,556.25
Total Principal Paid	19,544,751.39
Total Paid	21,118,307.64

Class A-1
Coupon	2.96900%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	3.73000%
Interest Paid	340,737.75
Principal Paid	19,544,751.39
Total Paid to A-2 Holders	19,885,489.14

Class A-3
Coupon	3.66000%
Interest Paid	771,345.00
Principal Paid	0.00
Total Paid to A-3 Holders	771,345.00

Class A-4
Coupon	3.68000%
Interest Paid	302,680.00
Principal Paid	0.00
Total Paid to A-4 Holders	302,680.00

Class B
Coupon	4.09000%
Interest Paid	103,442.92
Principal Paid	0.00
Total Paid to B Holders	103,442.92

Class C
Coupon	4.39000%
Interest Paid	55,350.58
Principal Paid	0.00
Total Paid to C Holders	55,350.58

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.5552356
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	19.3171948
Total Distribution Amount	20.8724304

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.8419514
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	48.2944191
Total A-2 Distribution Amount	49.1363705

A-3 Interest Distribution Amount	3.0500000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.0500000

A-4 Interest Distribution Amount	3.0666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.0666667

B Interest Distribution Amount	3.4083334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.4083334

C Interest Distribution Amount	3.6583331
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.6583331

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	740.01
Noteholders' Principal Distributable Amount	259.99

Account Balances	$ Amount
Reserve Account
Balance as of 03/15/24	5,058,901.50
Investment Earnings	22,534.91
Investment Earnings Paid	(22,534.91)
Deposit/(Withdrawal)	-
Balance as of 04/15/24	5,058,901.50
Change	-

Required Reserve Amount	5,058,901.50

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$3,157,870.15	$3,690,831.61	$4,167,104.27
Number of Extensions	116	129	148
Ratio of extensions to Beginning of Period Receivables Balance	0.57%	0.64%	0.70%